Financial instruments - Effect of derivatives on consolidated financial statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial instruments
Interest income recorded as an effect of financial instruments	€ 68,022	€ 68,998
Interest expense recorded as an effect of financial instruments	375,216	393,322
Credit losses recorded as an effect of financial instruments	28,966	18,968
Net losses from foreign currency transactions	43,794	23,057
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	27,946	(7,159)	€ 2,787
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(3,842)	(895)	€ (3,547)
Derivatives - cash flow hedging instruments
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	27,946	(7,159)
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(3,841)	(895)
Amount reclassified from hedge reserve included in Interest income/expense	1,146	1,318
Amount reclassified from hedge reserve included in revenue	(9,265)	(1,840)
Amount reclassified from cost of hedging included in revenue	2,516	2,641
Amount reclassified from hedge reserve included in cost of revenue		(5,136)
Amount reclassified from cost of hedging included in cost of revenue		300
Amount reclassified from hedge reserve included in other operating income/expense	2,606
Amount reclassified from cost of hedging included in other operating income/expense	184
Amount reclassified from hedge reserve	(5,513)	(5,658)
Amount reclassified from cost of hedging	2,700	2,941
Derivatives - cash flow hedging instruments | Interest rate contracts
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	1,061
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	26,885	(7,159)
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(3,841)	(895)
Derivatives - not designated as hedging instruments
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Total	(140,238)	84,749
Derivatives - not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Other operating income/expense	(159,082)	49,806
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense	30,152	9,984
Derivatives - not designated as hedging instruments | Derivatives embedded in vPPAs
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Other operating income/expense	€ (11,308)	€ 24,959